Investment Objectives and Goals	Jun. 25, 2026
FM Compounders Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – FM Compounders Equity ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
FM Focus Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – FM Focus Equity ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.